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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008
                                              ----------------------------------

Check here if Amendment |_|; Amendment Number:
                                               ---------

This Amendment (Check only one.):   |_|  is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

 Name:    Strome Investment Management, L.P.
          ----------------------------------------
 Address: 100 Wilshire Blvd., Suite 1750
          ----------------------------------------
          Santa Monica, CA  90401
          ----------------------------------------

          ----------------------------------------

Form 13F File Number: 28 - 04963
                           ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:     Michael D. Achterberg
           ---------------------------------------
 Title:    Chief Financial Officer
           ---------------------------------------
 Phone:    (310) 917-6600
           ---------------------------------------

Signature, Place, and Date of Signing:


 /s/ Michael D. Achterberg         Santa Monica, CA           August 8, 2008
---------------------------   --------------------------   ---------------------
        [Signature]                 [City, State]                [Date]

Report Type (Check only one):
 |X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 |_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 |_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        -----------------

Form 13F Information Table Entry Total: 48
                                        -----------------

Form 13F Information Table Value Total: $152,026
                                        -----------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     13F File No.      Name

01      28-4168           Mark Strome

                                                FORM 13F INFORMATION TABLE
       COLUMN 1         COLUMN 2   COLUMN 3   COLUMN4          COLUMN5           COLUMN6   COLUMN7          COLUMN8
----------------------------------------------------------------------------------------------------------------------------

                                               VALUE   SHRS OR    SH/    PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
    NAME OF ISSUER      TITLE OF     CUSIP    (X$1000) PRN AMT    PRN    CALL  DISCRETION*   MGRS     SOLE   SHARED  NONE
                          CLASS
----------------------------------------------------------------------------------------------------------------------------
AMERIGAS PARTNERS       COM       030975106     446     14,000    SH             DEFINED      1      14,000
L.P. UNIT LTD
PARTNERSHIP INT

ANADARKO PETROLEUM      COM       032511107    7,484   100,000    SH             DEFINED      1     100,000
CORP CMN

ATLAS AMERICA, INC.     COM       049167109    3,615    80,250    SH             DEFINED      1      80,250
CMN

ATLAS ENERGY            COM       049303100    5,421   142,100    SH             DEFINED      1     142,100
RESOURCES, LLC CMN

ATLAS PIPELINE          COM       049392103    1,953    50,000    SH             DEFINED      1      50,000
PARTNERS, L.P. CMN

ATLAS PIPELINE          COM       04939R108     821     24,500    SH             DEFINED      1      24,500
HOLDINGS LP CMN UNITS
REPRESENTING LIMITED
PARTNERSHIP INTERESTS

BREITBURN ENERGY        COM       106776107   11,397   526,900    SH             DEFINED      1     526,900
PARTNERS LP CMN

BUCKEYE PARTNERS LP     COM       118230101     791     18,500    SH             DEFINED      1      18,500
UNITS CMN

CAMECO CORPORATION      COM       13321L108   19,292   450,000    SH             DEFINED      1     450,000
CMN

CHENIERE ENERGY         COM       16411Q101    1,197   131,700    SH             DEFINED      1     131,700
PARTNERS, L.P. CMN

COPANO ENERGY, L.L.C.   COM       217202100    1,249    37,000    SH             DEFINED      1      37,000
CMN

DCP MIDSTREAM           COM       23311P100     412     14,100    SH             DEFINED      1      14,100
PARTNERS LP CMN

DENISON MINES CORP.     COM       248356107    3,512   400,000    SH             DEFINED      1     400,000
CMN

EAGLE ROCK ENERGY       COM       26985R104     573     35,000    SH             DEFINED      1      35,000
PARTNERS, LP CMN
UNITS

EL PASO PIPELINE        COM       283702108    3,047   147,400    SH             DEFINED      1     147,400
PARTNERS, L.P*. UNITS
REPRESENTING LIMITED
PATNERSHIP INTERESTS

                                                FORM 13F INFORMATION TABLE
       COLUMN 1         COLUMN 2   COLUMN 3   COLUMN4          COLUMN5           COLUMN6   COLUMN7          COLUMN8
----------------------------------------------------------------------------------------------------------------------------

                                               VALUE   SHRS OR    SH/    PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
    NAME OF ISSUER      TITLE OF     CUSIP    (X$1000) PRN AMT    PRN    CALL  DISCRETION*   MGRS     SOLE   SHARED  NONE
                          CLASS
----------------------------------------------------------------------------------------------------------------------------
ENCANA CORPORATION      COM       292505104    9,093   100,000    SH             DEFINED      1     100,000
CMN

ENERGY TRANSFER         COM       29273R109     500     11,500    SH             DEFINED      1      11,500
PARTNERS LP CMN

ENERGY TRANSFER         COM       29273V100    2,261    78,000    SH             DEFINED      1      78,000
EQUITY L P CMN

ENTERPRISE GP           COM       293716106    2,286    76,000    SH             DEFINED      1      76,000
HOLDINGS L.P. CMN

ENTERPRISE PRODUCTS     COM       293792107     620     21,000    SH             DEFINED      1      21,000
PART L.P CMN

FRONTEER                COM       35903Q106     753    150,000    SH             DEFINED      1     150,000
DEVELOPMENT GROUP
INC*. CMN

GENESIS ENERGY, L.P.    COM       371927104     950     51,500    SH             DEFINED      1      51,500
COMMON STOCK

HECLA MINING CO. CMN    COM       422704106    1,852   200,000    SH             DEFINED      1     200,000

HILAND HOLDINGS GP LP   COM       43129M107     573     21,251    SH             DEFINED      1      21,251
CMN

INERGY L P CMN          COM       456615103     364     14,000    SH             DEFINED      1      14,000

KINDER MORGAN           COM       494550106     669     12,000    SH             DEFINED      1      12,000
ENERGY PARTNERS,* L.P.
L.P.UNITS REP L.P. INTS

LINN ENERGY, LLC CMN    COM       536020100     870     35,000    SH             DEFINED      1      35,000
UNITS REPSTG LTD
LIABILITY CO INTERESTS

MAGELLAN MIDSTREAM      COM       55907R108    1,224    54,400    SH             DEFINED      1      54,400
HLDGS, L.P. CMN

MARKWEST ENERGY         COM       570759100    1,105    31,000    SH             DEFINED      1      31,000
PARTNERS, L.P. UNIT LTD
PARTNERSHIP INT

NUSTAR ENERGY L.P.      COM       67058H102    1,422    30,000    SH             DEFINED      1      30,000
CMN

OSG AMERICA L.P. CMN    COM       671028108     607     44,500    SH             DEFINED      1      44,500

                                                FORM 13F INFORMATION TABLE
       COLUMN 1         COLUMN 2   COLUMN 3   COLUMN4          COLUMN5           COLUMN6   COLUMN7          COLUMN8
----------------------------------------------------------------------------------------------------------------------------

                                               VALUE   SHRS OR    SH/    PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
    NAME OF ISSUER      TITLE OF     CUSIP    (X$1000) PRN AMT    PRN    CALL  DISCRETION*   MGRS     SOLE   SHARED  NONE
                          CLASS
----------------------------------------------------------------------------------------------------------------------------
OIL SERVICE HOLDRS      ETF       678002106   19,981    90,000    SH             DEFINED      1      90,000
TRUST CMN

ONEOK PARTNERS, L.P.    COM       68268N103    1,957    35,000    SH             DEFINED      1      35,000
LIMITED PARTNERS
INTEREST CMN

PAN AMERICAN SILVER     COM       697900108    6,916   200,000    SH             DEFINED      1     200,000
CORP CMN

PENN VA RESOURCES       COM       707884102    1,219    45,000    SH             DEFINED      1      45,000
PARTNERS LP CMN

PENN VIRGINIA GP        COM       70788P105     475     14,500    SH             DEFINED      1      14,500
HOLDINGS, L.P. CMN

PETROLEO BRASILEIRO     COM       71654V408    7,083   100,000    SH             DEFINED      1     100,000
S.A.-PET*ROBRAS
SPONSORED ADR CMN

PIONEER SOUTHWEST       COM       72388B106    1,229    55,000    SH             DEFINED      1      55,000
ENERGY PARTNERS L.P.
CMN

RANGE RESOURCES         COM       75281A109    3,277    50,000    SH             DEFINED      1      50,000
CORPORATION CMN

REGENCY ENERGY          COM       75885Y107     948     39,000    SH             DEFINED      1      39,000
PARTNERS LP CMN LTD
PARTNER INTERESTS

SCHLUMBERGER LTD CMN    COM       806857108   10,743   100,000    SH             DEFINED      1     100,000

SPECTRA ENERGY          COM       84756N109    1,383    60,000    SH             DEFINED      1      60,000
PARTNERS LP CMN

SUBURBAN PROPANE        COM       864482104     914     23,900    SH             DEFINED      1      23,900
PARTNERS, LP CMN

TALISMAN ENERGY INC.    COM       87425E103    5,311   240,000    SH             DEFINED      1     240,000
CMN

WESTERN GAS             COM       958254104    1,651    98,000    SH             DEFINED      1      98,000
PARTNERS, LP CMN

                                                FORM 13F INFORMATION TABLE
       COLUMN 1         COLUMN 2   COLUMN 3   COLUMN4          COLUMN5           COLUMN6   COLUMN7          COLUMN8
----------------------------------------------------------------------------------------------------------------------------

                                               VALUE   SHRS OR    SH/    PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
    NAME OF ISSUER      TITLE OF     CUSIP    (X$1000) PRN AMT    PRN    CALL  DISCRETION*   MGRS     SOLE   SHARED  NONE
                          CLASS
----------------------------------------------------------------------------------------------------------------------------

WILLIAMS PIPELINE       COM       96950K103     17      1,000     SH             DEFINED      1      1,000
PARTNERS L.P*. CMN
UNITS REPRESENTING
LIMITED PARTNER
INTERESTS

YAMANA GOLD INC CMN     COM       98462Y100    1,654   100,000    SH             DEFINED      1     100,000

TEEKAY OFFSHORE         COM       Y8565J101     909     46,000    SH             DEFINED      1      46,000
PARTNERS L.P. CMN


*INVESMENT DISCRETION OVER ALL SECURITIES REPORTED IS SHARED WITH THE OTHER MANAGER ON WHOSE BEHALF THIS FORM 13F REPORT IS BEING FILED.